			    FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number: _______

 This Amendment (Check only one.):    [ ] is a restatement.

				      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Capital Investment Counsel, Inc.

Address:  	210 University Blvd.

		Suite 550

	       	Denver, CO  80206

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Gaare

Title: Chief Compliance Officer

Phone: 303-329-9000

Signature, Place, and Dte of Signing:


	Sharon Gaare	Denver, Colorado    May 12, 2004


Report Type (Check only one.):


[X] 13F HOLDINGS REPORT.


[ ] 13F NOTICE.


[ ] 13F COMBINATION REPORT.



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				FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager: 0


Form 13F Information Table Entry Total:	46


Form 13F Information Table Value Total:  $142,876



List of Other Included Managers:

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adolph Coors                   COM                             308     4435 SH       SOLE                     4435
Alstom Ord                     COM                              24    10000 SH       SOLE                    10000
Ameren Corp                    COM                            5356   116209 SH       SOLE                   116209
AmeriVest Properties Inc.      COM                             108    16000 SH       SOLE                    16000
American International Group   COM              026874107     4639    65020 SH       SOLE                    65020
Anadarko Petroleum             COM                            4093    78925 SH       SOLE                    78925
BP p.l.c.                      COM                             507     9911 SH       SOLE                     9911
Bellsouth Corp                 COM                             208     7494 SH       SOLE                     7494
Biomet                         COM                            4280   111580 SH       SOLE                   111580
Brinker International Inc.     COM                            4313   113720 SH       SOLE                   113720
ChevronTexaco Corporation      COM              166764100     5259    59911 SH       SOLE                    59911
Cincinnati Financial Corp      COM                             261     6000 SH       SOLE                     6000
Citigroup Inc.                 COM              172967101     4764    92141 SH       SOLE                    92141
Costco Wholesale Corp          COM              22160k105     4592   122095 SH       SOLE                   122095
DJ US Basic Materials Index    COM              464287838     5105   114765 SH       SOLE                   114765
Disney Walt Co                 COM                             217     8690 SH       SOLE                     8690
Exxon Mobil Corp               COM              30231g102     5396   129740 SH       SOLE                   129740
Fiserv Inc                     COM                             239     6672 SH       SOLE                     6672
General Electric               COM              369604103     5112   167505 SH       SOLE                   167505
Home Depot                     COM                             433    11590 SH       SOLE                    11590
I Shares Dow Jones US Energy   COM                             283     5410 SH       SOLE                     5410
I Shares S&P 500 Index         COM                            5288    46700 SH       SOLE                    46700
I Shares Trust DJ US Healthcar COM                             744    12970 SH       SOLE                    12970
I Shares Trust Dow Jones Selec COM              464287168     8934   161585 SH       SOLE                   161585
I-Shares S&P 500 Barra Growth  COM                            7269   130925 SH       SOLE                   130925
Intel Corp                     COM              458140100     2592    95303 SH       SOLE                    95303
Intl Business Machines         COM                             493     5373 SH       SOLE                     5373
Johnson & Johnson              COM              478160104     4383    86423 SH       SOLE                    86423
Kimberly-Clark                 COM                            4933    78180 SH       SOLE                    78180
Medtronic Inc                  COM                            4012    84028 SH       SOLE                    84028
Microsoft Corp                 COM              594918104     4333   173815 SH       SOLE                   173815
National City Corp             COM                             220     6175 SH       SOLE                     6175
Oracle Corp                    COM                            3543   295214 SH       SOLE                   295214
Pfizer Inc                     COM              717081103     4450   126961 SH       SOLE                   126961
Qualcomm Inc                   COM                            3538    53371 SH       SOLE                    53371
Qwest Comm Intl                COM                              47    10935 SH       SOLE                    10935
S&P 500 Barra Value Index - I  COM                            4754    83285 SH       SOLE                    83285
S&P Midcap 400 Index           COM              464287507    11663    96430 SH       SOLE                    96430
SBC Communications             COM              78387g103      202     8212 SH       SOLE                     8212
Scor Adr Sponsored             COM                              53    30000 SH       SOLE                    30000
Shrewsbury Bancorp N J         COM                             241     7099 SH       SOLE                     7099
Target Corp                    COM              87612e106     2660    59062 SH       SOLE                    59062
Universal Broadband Bankruptcy COM                               0    30000 SH       SOLE                    30000
Verizon Communications         COM                            4501   123183 SH       SOLE                   123183
Washington Mutual Inc          COM                            4349   101834 SH       SOLE                   101834
Wells Fargo                    COM                            4175    73670 SH       SOLE                    73670